General Information - Summary of Consolidated Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [Line Items]
Total assets	₩ 29,745,439	₩ 30,664,298
Total liabilities	16,696,309	17,881,580
Operating revenues	23,546,929	23,120,878	₩ 22,699,856
Profit (loss) for the year	₩ 546,341	₩ 795,117	₩ 624,685
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Powertel Co., Ltd.	KT Powertel Co., Ltd.	KT Powertel Co., Ltd.
Total assets	₩ 115,125	₩ 113,725	₩ 113,515
Type of Business	Trunk radio system business
Total liabilities	₩ 18,937	19,899	21,182
Location	Korea
Operating revenues	₩ 69,234	₩ 81,390	104,527
Controlling percentage ownership	44.80%	44.80%
Profit (loss) for the year	₩ 2,112	₩ 202	₩ (32,417)
Closing month	December
KT Linkus Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Linkus Co., Ltd.	KT Linkus Co., Ltd.	KT Linkus Co., Ltd.
Total assets	₩ 59,344	₩ 64,318	₩ 77,141
Type of Business	Public telephone maintenance
Total liabilities	₩ 51,516	56,953	65,745
Location	Korea
Operating revenues	₩ 112,043	₩ 117,587	116,095
Controlling percentage ownership	91.40%	91.40%
Profit (loss) for the year	₩ 725	₩ (3,830)	₩ 3,449
Closing month	December
KT Submarine Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Submarine Co., Ltd.	KT Submarine Co., Ltd.	KT Submarine Co., Ltd.
Total assets	₩ 142,797	₩ 156,993	₩ 160,314
Type of Business	Submarine cable construction and maintenance
Total liabilities	₩ 34,056	55,573	63,518
Location	Korea
Operating revenues	₩ 73,985	₩ 84,137	67,268
Controlling percentage ownership	39.30%	39.30%
Profit (loss) for the year	₩ 8,243	₩ 5,146	₩ 4,145
Closing month	December
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.
Total assets	₩ 264,353	₩ 265,553	₩ 269,191
Type of Business	Security service
Total liabilities	₩ 131,633	132,344	134,966
Location	Korea
Operating revenues	₩ 317,591	₩ 315,948	302,844
Controlling percentage ownership	86.80%	86.80%
Profit (loss) for the year	₩ 2,885	₩ 143	₩ (7,593)
Closing month	December
KT Hitel Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Hitel Co., Ltd.	KT Hitel Co., Ltd.	KT Hitel Co.,Ltd.
Total assets	₩ 258,240	₩ 249,202	₩ 235,757
Type of Business	Data communication
Total liabilities	₩ 52,943	46,941	33,938
Location	Korea
Operating revenues	₩ 227,884	₩ 198,994	162,155
Controlling percentage ownership	67.10%	67.10%
Profit (loss) for the year	₩ 3,225	₩ 4,298	₩ 7,258
Closing month	December
KT service bukbu Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Service Bukbu Co., Ltd.	KT Service Bukbu Co., Ltd.	KT Service Bukbu Co., Ltd2
Total assets	₩ 29,281	₩ 32,863	₩ 31,879
Type of Business	Opening services of fixed line
Total liabilities	₩ 22,096	24,580	22,627
Location	Korea
Operating revenues	₩ 194,837	₩ 182,952	89,498
Controlling percentage ownership	67.30%	67.30%
Profit (loss) for the year	₩ 688	₩ 694	₩ (4,630)
Closing month	December
KT service nambu Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Service Nambu Co., Ltd.	KT Service Nambu Co., Ltd.	KT Service Nambu Co., Ltd2
Total assets	₩ 36,076	₩ 32,621	₩ 20,729
Type of Business	Opening services of fixed line
Total liabilities	₩ 26,412	24,282	10,567
Location	Korea
Operating revenues	₩ 232,996	₩ 218,602	110,129
Controlling percentage ownership	77.30%	77.30%
Profit (loss) for the year	₩ 875	₩ 772	₩ (5,055)
Closing month	December
KT Commerce Inc. [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Commerce Inc.
Type of Business	B2C, B2B service
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT New Business Fund No.1 [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT New Business Fund No.
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.1 [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Strategic Investment Fund No.1
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.2 [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Strategic Investment Fund No.2
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.3 [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Strategic Investment Fund No.3
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT strategic investment fund number four [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Strategic Investment Fund No.4
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	BC Card Co., Ltd.	BC Card Co., Ltd.	BC Card Co., Ltd.1
Total assets	₩ 4,048,263	₩ 3,651,065	₩ 2,963,952
Type of Business	Credit card business
Total liabilities	₩ 2,955,038	2,602,404	1,945,634
Location	Korea
Operating revenues	₩ 3,628,995	₩ 3,567,512	3,504,946
Controlling percentage ownership	69.50%	69.50%
Profit (loss) for the year	₩ 156,109	₩ 163,131	₩ 218,969
Closing month	December
VP Inc. [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	VP Inc.
Type of Business	Payment security service for credit card, others
Location	Korea
Controlling percentage ownership	50.90%	50.90%
Closing month	December
H&C Network [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	H&C Network	H&C Network	H&C Network
Total assets	₩ 273,856	₩ 272,110	₩ 248,189
Type of Business	Call centre for financial sectors
Total liabilities	₩ 65,446	80,983	70,635
Location	Korea
Operating revenues	₩ 277,622	₩ 266,613	241,008
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 16,104	₩ 14,749	₩ 19,513
Closing month	December
BC Card China Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	BC Card China Co., Ltd.
Type of Business	Software development and data processing
Location	China
Controlling percentage ownership	100.00%	100.00%
Closing month	December
INITECH Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	INITECH Co., Ltd.4
Type of Business	Internet banking ASP and security solutions
Location	Korea
Controlling percentage ownership	58.20%	58.20%
Closing month	December
Smartro Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	Smartro Co., Ltd.
Type of Business	VAN (Value Added Network) business
Location	Korea
Controlling percentage ownership	81.10%	81.10%
Closing month	December
KTDS Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KTDS Co., Ltd.	KTDS Co., Ltd.	KTDS Co., Ltd.
Total assets	₩ 144,922	₩ 197,970	₩ 162,518
Type of Business	System integration and maintenance
Total liabilities	₩ 93,343	151,644	116,654
Location	Korea
Operating revenues	₩ 459,266	₩ 476,379	423,015
Controlling percentage ownership	95.50%	95.50%
Profit (loss) for the year	₩ 11,584	₩ 10,838	₩ 12,836
Closing month	December
KT M Hows Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT M Hows Co., Ltd.	KT M Hows Co., Ltd.	KT M Hows Co., Ltd.
Total assets	₩ 42,738	₩ 28,539	₩ 25,093
Type of Business	Mobile marketing
Total liabilities	₩ 28,489	18,466	17,980
Location	Korea
Operating revenues	₩ 24,610	₩ 19,922	19,352
Controlling percentage ownership	90.00%	90.00%
Profit (loss) for the year	₩ 4,097	₩ 2,865	₩ 1,728
Closing month	December
KT M&S Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT M&S Co., Ltd.	KT M&S Co., Ltd.	KT M&S Co., Ltd.
Total assets	₩ 242,388	₩ 247,854	₩ 256,246
Type of Business	PCS distribution
Total liabilities	₩ 231,151	227,507	217,892
Location	Korea
Operating revenues	₩ 734,420	₩ 724,144	853,011
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (9,707)	₩ (12,955)	₩ (18,776)
Closing month	December
G E N I E Music Corporation K T Music Corporation [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	GENIE Music Corporation(KT Music Corporation)
Type of Business	Online music production and distribution
Location	Korea
Controlling percentage ownership	42.50%	49.90%
Closing month	December
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.
Total assets	₩ 792,893	₩ 777,948	₩ 711,294
Type of Business	Satellite broadcasting business
Total liabilities	₩ 210,550	231,452	217,850
Location	Korea
Operating revenues	₩ 687,752	₩ 668,945	668,521
Controlling percentage ownership	50.30%	50.30%
Profit (loss) for the year	₩ 57,314	₩ 68,863	₩ 72,987
Closing month	December
Skylife TV Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	Skylife TV Co., Ltd.
Type of Business	TV contents provider
Location	Korea
Controlling percentage ownership	92.60%	92.60%
Closing month	December
KT Estate Inc. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Estate Inc.	KT Estate Inc.	KT Estate Inc.
Total assets	₩ 1,869,194	₩ 1,734,729	₩ 1,603,438
Type of Business	Residential building development and supply
Total liabilities	₩ 502,915	375,341	260,292
Location	Korea
Operating revenues	₩ 428,446	₩ 405,417	254,776
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 52,416	₩ 46,815	₩ 27,487
Closing month	December
KT AMC Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT AMC Co., Ltd.
Type of Business	Asset management and consulting services
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
NEXR Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	NEXR Co., Ltd.
Type of Business	Cloud system implementation
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KTSB Data service [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KTSB Data service	KTSB Data service	KTSB Data service
Total assets	₩ 18,306	₩ 20,075	₩ 23,063
Type of Business	Data centre development and related service
Total liabilities	₩ 605	759	1,730
Location	Korea
Operating revenues	₩ 4,950	₩ 5,136	4,390
Controlling percentage ownership	51.00%	51.00%
Profit (loss) for the year	₩ (1,651)	₩ (1,983)	₩ (2,444)
Closing month	December
KT Sat Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Sat Co., Ltd.	KT Sat Co., Ltd.	KT Sat Co., Ltd.
Total assets	₩ 742,391	₩ 744,653	₩ 679,959
Type of Business	Satellite communication business
Total liabilities	₩ 220,804	253,041	210,110
Location	Korea
Operating revenues	₩ 147,649	₩ 144,594	133,326
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 29,601	₩ 36,266	₩ 27,174
Closing month	December
K T Innoedu Co [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Innoedu Co		KT Innoedu Co., Ltd.
Total assets			₩ 5,858
Type of Business	E-learning business
Total liabilities			7,585
Location	Korea
Operating revenues			18,156
Controlling percentage ownership		96.80%
Profit (loss) for the year			₩ (4,288)
Closing month	December
Nasmedia, Inc. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	Nasmedia, Inc.	Nasmedia, Inc.	Nasmedia, Inc.
Total assets	₩ 315,967	₩ 263,925	₩ 141,733
Type of Business	Online advertisement
Total liabilities	₩ 188,197	159,502	72,202
Location	Korea
Operating revenues	₩ 120,667	₩ 70,037	45,630
Controlling percentage ownership	42.80%	42.80%
Profit (loss) for the year	₩ 26,676	₩ 11,972	₩ 9,916
Closing month	December
KT sports [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Sports	KT Sports	KT Sports
Total assets	₩ 11,131	₩ 16,925	₩ 15,341
Type of Business	Management of sports group
Total liabilities	₩ 7,805	13,573	11,643
Location	Korea
Operating revenues	₩ 53,357	₩ 48,476	51,801
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (199)	₩ (198)	₩ (3,836)
Closing month	December
KT music contents fund no.1 [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Music Contents Fund No.1	KT Music Contents Fund No.1	KT Music Contents Fund No.1
Total assets	₩ 13,804	₩ 10,592	₩ 10,206
Type of Business	Music contents investment business
Total liabilities	₩ 1,041	331	47
Location	Korea
Operating revenues	₩ 370	₩ 349	468
Controlling percentage ownership	80.00%	80.00%
Profit (loss) for the year	₩ (499)	₩ 103	₩ (111)
Closing month	December
K T Music Contents Fund No.2 [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Music Contents Fund No.2
Type of Business	Music contents investment business
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
KT-Michigan global content fund [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT-Michigan Global Content Fund	KT-Michigan Global Content Fund	KT-Michigan Global Content Fund
Total assets	₩ 14,575	₩ 16,250	₩ 5,401
Type of Business	Content investment business
Total liabilities	₩ 147	163
Location	Korea
Operating revenues	₩ 159	₩ 133	861
Controlling percentage ownership	88.60%	88.60%
Profit (loss) for the year	₩ (426)	₩ (514)	₩ (209)
Closing month	December
Autopion Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	Autopion Co., Ltd.	Autopion Co., Ltd.	Autopion Co., Ltd.
Total assets	₩ 6,306	₩ 6,163	₩ 7,102
Type of Business	Service for information and communication
Total liabilities	₩ 3,530	2,794	3,317
Location	Korea
Operating revenues	₩ 6,679	₩ 7,772	10,585
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (618)	₩ (409)	₩ 1,123
Closing month	December
KTCS Corporation [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KTCS Corporation	KTCS Corporation	KTCS Corporation
Total assets	₩ 348,334	₩ 322,768	₩ 346,949
Type of Business	Database and online information provider
Total liabilities	₩ 188,764	166,642	194,367
Location	Korea
Operating revenues	₩ 968,186	₩ 955,050	1,066,556
Controlling percentage ownership	30.90%	30.90%
Profit (loss) for the year	₩ 7,385	₩ 7,892	₩ 13,685
Closing month	December
KTIS Corporation [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KTIS Corporation	KTIS Corporation	KTIS Corporation
Total assets	₩ 223,818	₩ 221,176	₩ 211,164
Type of Business	Database and online information provider
Total liabilities	₩ 62,569	63,871	55,370
Location	Korea
Operating revenues	₩ 438,597	₩ 436,914	473,892
Controlling percentage ownership	30.10%	30.10%
Profit (loss) for the year	₩ 8,337	₩ 9,991	₩ 15,041
Closing month	December
KT M mobile [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT M mobile	KT M mobile	KT M mobile
Total assets	₩ 93,601	₩ 131,446	₩ 64,756
Type of Business	Special category telecommunications operator and sales of communication device
Total liabilities	₩ 21,453	20,369	13,121
Location	Korea
Operating revenues	₩ 159,684	₩ 112,532	42,478
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (38,883)	₩ (40,041)	₩ (36,725)
Closing month	December
KT Investment Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Investment Co., Ltd.	KT Investment Co., Ltd.	KT Investment Co., Ltd
Total assets	₩ 54,673	₩ 39,506	₩ 49,485
Type of Business	Technology business finance
Total liabilities	₩ 38,313	23,123	30,827
Location	Korea
Operating revenues	₩ 8,794	₩ 10,130	4,704
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (619)	₩ (1,832)	₩ (219)
Closing month	December
Ngen bio [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	NgenBio
Type of Business	Medicine and Pharmacy development business
Location	Belgium
Controlling percentage ownership		49.80%
Closing month	December
Whowho&Company Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	Whowho&Company Co., Ltd.
Type of Business	Software development and supply
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
PlayD Co., Ltd. (N Search Marketing Co., Ltd.) [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	PlayD Co., Ltd. (N Search Marketing Co., Ltd.)
Type of Business	Advertising agency business
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Rwanda Networks Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Rwanda Networks Ltd.	KT Rwanda Networks Ltd.	Olleh Rwanda Networks Ltd.
Total assets	₩ 151,359	₩ 167,112	₩ 188,951
Type of Business	Network installation and management
Total liabilities	₩ 139,561	138,651	147,653
Location	Rwanda
Operating revenues	₩ 15,931	₩ 13,435	7,299
Controlling percentage ownership	51.00%	51.00%
Profit (loss) for the year	₩ (22,762)	₩ (31,455)	₩ (28,721)
Closing month	December
AOS Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	AOS Ltd.	AOS Ltd.	Africa Olleh Services Ltd.
Total assets	₩ 9,437	₩ 10,025	₩ 11,928
Type of Business	System integration and maintenance
Total liabilities	₩ 4,519	3,179	12,187
Location	Rwanda
Operating revenues	₩ 8,952	₩ 14,481	8,712
Controlling percentage ownership	51.00%	51.00%
Profit (loss) for the year	₩ (682)	₩ (1,123)	₩ (923)
Closing month	December
KT Belgium [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Belgium	KT Belguium	KT Belgium
Total assets	₩ 86,455	₩ 79,391	₩ 77,058
Type of Business	Foreign investment business
Total liabilities	₩ 8	₩ 7	4
Location	Belgium
Operating revenues	₩ 49
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (2)	₩ (67)	₩ (127)
Closing month	December
KT ORS Belgium [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT ORS Belgium	KT ORS Belgium	KT ORS Belgium
Total assets	₩ 1,769	₩ 2,013	₩ 1,996
Type of Business	Foreign investment business
Total liabilities	₩ 14	₩ 23	20
Location	Belgium
Operating revenues	₩ 10
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (10)	₩ (46)	₩ (75)
Closing month	December
Korea Telecom Japan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	Korea Telecom Japan Co., Ltd.	Korea Telecom Japan Co., Ltd.	Korea Telecom Japan Co., Ltd.
Total assets	₩ 1,554	₩ 3,592	₩ 13,889
Type of Business	Foreign telecommunication business
Total liabilities	₩ 2,788	5,374	14,393
Location	Japan
Operating revenues	₩ 2,772	₩ 5,122	25,652
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 536	₩ (1,391)	₩ (248)
Closing month	December
KBTO sp.zo.o. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KBTO sp.zo.o.	KBTO sp.zo.o.	KBTO sp.zo.o.
Total assets	₩ 3,311	₩ 1,166	₩ 1,471
Type of Business	Electronic communication business
Total liabilities	₩ 2,268	2,378	1,817
Location	Poland
Operating revenues	₩ 67	₩ 21
Controlling percentage ownership	94.00%	75.00%
Profit (loss) for the year	₩ (3,456)	₩ (2,587)	₩ (328)
Closing month	December
Korea Telecom China Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	Korea Telecom China Co., Ltd.	Korea Telecom China Co., Ltd.	Korea Telecom China Co., Ltd.
Total assets	₩ 665	₩ 532	₩ 909
Type of Business	Foreign telecommunication business
Total liabilities	₩ 32	188	198
Location	China
Operating revenues	₩ 1,030	₩ 930	1,748
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 348	₩ 60	₩ (95)
Closing month	December
KT Dutch B.V [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Dutch B.V	KT Dutch B.V	KT Dutch B.V.
Total assets	₩ 30,312	₩ 34,197	₩ 29,402
Type of Business	Super iMax and East Telecom management
Total liabilities	₩ 50	73	27
Location	Netherlands
Operating revenues	₩ 206	₩ 166	161
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 169	₩ 85	₩ 118
Closing month	December
Super iMax LLC [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	Super iMax LLC	Super iMax LLC	Super iMax LLC
Total assets	₩ 3,449	₩ 10,308	₩ 14,962
Type of Business	Wireless high speed internet business
Total liabilities	₩ 4,886	6,734	8,186
Location	Uzbekistan
Operating revenues	₩ 7,314	₩ 10,759	8,291
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (4,584)	₩ (1,802)	₩ (2,220)
Closing month	December
East Telecom LLC [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	East Telecom LLC	East Telecom LLC	East Telecom LLC
Total assets	₩ 11,672	₩ 31,885	₩ 30,833
Type of Business	Fixed line telecommunication business
Total liabilities	₩ 11,748	16,554	17,066
Location	Uzbekistan
Operating revenues	₩ 19,663	₩ 27,492	24,066
Controlling percentage ownership	91.00%	91.00%
Profit (loss) for the year	₩ (9,118)	₩ 3,257	₩ 664
Closing month	December
Korea Telecom America, Inc. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	Korea Telecom America, Inc.	Korea Telecom America, Inc.	Korea Telecom America, Inc.
Total assets	₩ 3,694	₩ 4,464	₩ 6,016
Type of Business	Foreign telecommunication business
Total liabilities	₩ 791	1,306	1,378
Location	USA
Operating revenues	₩ 6,783	₩ 7,113	6,391
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 109	₩ 181	₩ 156
Closing month	December
PT. KT Indonesia [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	PT. KT Indonesia	PT. KT Indonesia	PT. KT Indonesia
Total assets	₩ 8	₩ 16	₩ 22
Type of Business	Foreign telecommunication business
Location	Indonesia
Controlling percentage ownership	99.00%	99.00%
Profit (loss) for the year	₩ (6)	₩ (7)	₩ (9)
Closing month	December
PT. BC Card Asia Pacific [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	PT. BC Card Asia Pacific
Type of Business	Software development and supply
Location	Indonesia
Controlling percentage ownership	99.90%	99.90%
Closing month	December
KT Hongkong Telecommunications Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Hongkong Telecommunications Co., Ltd.	KT Hongkong Telecommunications Co., Ltd.
Total assets	₩ 2,578	₩ 1,571
Type of Business	Fixed line communication business
Total liabilities	₩ 1,497	956
Location	Hong Kong
Operating revenues	₩ 7,304	₩ 1,568
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 494	₩ 120
Closing month	December
KT Hong kong Limited [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Hong kong Limited
Type of Business	Foreign investment business
Location	Hong Kong
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Korea Telecom Singapore Pte.Ltd. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	Korea Telecom Singapore Pte.Ltd.
Type of Business	Foreign investment business
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Texnoprosistem LLP. [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	Texnoprosistem LLP.
Type of Business	Fixed line internet business
Location	Uzbekistan
Controlling percentage ownership	100.00%	100.00%
Closing month	December
GENIE Music Corporation(KT Music Corporation) [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary	GENIE Music Corporation(KT Music Corporation)	GENIE Music Corporation(KT Music Corporation)	GENIE Music Corporation(KT Music Corporation)
Total assets	₩ 139,686	₩ 110,080	₩ 90,518
Total liabilities	48,512	41,953	30,704
Operating revenues	156,163	111,450	90,005
Profit (loss) for the year	₩ (3,401)	₩ 8,235	₩ 3,446
NgeneBio [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary		NgeneBio	NgeneBio
Total assets		₩ 6,361	₩ 7,894
Total liabilities		4,733	4,683
Operating revenues		244
Profit (loss) for the year		₩ (1,833)	₩ (434)
KT Innoedu Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Subsidiary		KT Innoedu Co., Ltd.
Total assets		₩ 6,477
Total liabilities		7,259
Operating revenues		15,599
Profit (loss) for the year		₩ 103
KT music contents fund number two [member]
Disclosure of subsidiaries [Line Items]
Subsidiary	KT Music Contents Fund No.2
Total assets	₩ 7,500
Total liabilities	11
Profit (loss) for the year	₩ (11)